CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 6.1%
Consumer Durables & Apparel — 1.0%
252,853	G-III Apparel Group Ltd.[1]	$1,946,968

Consumer Services — 3.0%
201,752	ServiceMaster Global Holdings, Inc.[1]	5,447,304

Retailing — 2.1%
185,896	LKQ Corp.[1]	3,812,727

Total Consumer Discretionary		11,206,999

Consumer Staples — 7.7%
Food & Staples Retailing — 1.4%
104,371	Performance Food Group Co.[1]	2,580,051

Food, Beverage & Tobacco — 6.3%
363,768	Nomad Foods Ltd.[1]	6,751,534
106,845	TreeHouse Foods, Inc.[1]	4,717,207

		11,468,741

Total Consumer Staples		14,048,792

Energy — 1.3%
Energy Equipment & Services — 0.5%
175,279	Apergy Corp.[1]	1,007,854

Oil, Gas & Consumable Fuels — 0.8%
54,724	Diamondback Energy, Inc.	1,433,769

Total Energy		2,441,623

Financials — 11.5%
Banks — 8.1%
293,447	Associated Banc-Corp.	3,753,187
172,843	BankUnited, Inc.	3,232,164
139,671	Hancock Whitney Corp.	2,726,378
221,175	Investors Bancorp, Inc.	1,767,188
221,389	TFS Financial Corp.	3,380,610

		14,859,527

Insurance — 3.4%
46,806	American Financial Group, Inc.	3,280,165
74,836	Axis Capital Holdings Ltd.	2,892,411

		6,172,576

Total Financials		21,032,103

Health Care — 12.0%
Health Care Equipment & Services — 7.4%
13,788	Cooper Cos, Inc. (The)	3,800,938
407,059	Envista Holdings Corp.[1]	6,081,461
158,812	Natus Medical, Inc.[1]	3,673,322

		13,555,721

Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
24,018	Bio-Rad Laboratories, Inc. — Class A1	8,419,750

Total Health Care		21,975,471

Shares		Value
Industrials — 25.8%
Capital Goods — 16.0%
108,678	Advanced Drainage Systems, Inc.	$3,199,480
100,302	Applied Industrial Technologies, Inc.	4,585,808
49,000	Carlisle Cos, Inc.	6,138,720
89,612	Kaman Corp.	3,447,374
94,341	SPX FLOW, Inc.[1]	2,681,171
12,071	Teledyne Technologies, Inc.[1]	3,588,346
53,135	Valmont Industries, Inc	5,631,247

		29,272,146

Commercial & Professional Services — 9.8%
408,756	Clarivate Analytics PLC[1,2]	8,481,687
106,264	Clean Harbors, Inc.[1]	5,455,594
108,891	TriNet Group, Inc.[1]	4,100,835

		18,038,116

Total Industrials		47,310,262

Information Technology — 6.9%
Semiconductors & Semiconductor Equipment — 1.4%
74,832	Cree, Inc.[1]	2,653,543

Software & Services — 3.3%
98,654	PTC, Inc.[1]	6,038,611

Technology Hardware & Equipment — 2.2%
123,708	FLIR Systems, Inc.	3,945,048

Total Information Technology		12,637,202

Materials — 7.5%
Chemicals — 7.5%
168,069	GCP Applied Technologies, Inc.[1]	2,991,628
145,416	RPM International, Inc.	8,652,252
60,876	W.R. Grace & Co.	2,167,186

Total Materials		13,811,066

Real Estate — 9.2%
Office REIT’s — 9.2%
158,235	Corporate Office Properties Trust	3,501,741
137,478	Cousins Properties, Inc.	4,023,981
91,388	Douglas Emmett, Inc.	2,788,248
207,262	Equity Commonwealth	6,572,278

Total Real Estate		16,886,248

Utilities — 7.9%
Multi-Utilities — 6.0%
58,537	Black Hills Corp.	3,748,124
289,112	NiSource, Inc.	7,219,127

		10,967,251

Water Utilities — 1.9%
28,708	American Water Works Co., Inc.	3,432,328

Total Utilities		14,399,579

Total Common Stock (Cost $184,773,011)		175,749,345

CRM Funds
1

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2020 (Unaudited)

Shares		Value
Short-Term Investments — 4.4%
4,085,070	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.21%[3]	$4,085,070
4,085,070	Federated Treasury Obligations Fund — Institutional Series, 0.32%[3]	4,085,070

Total Short-Term Investments (Cost $8,170,140)		8,170,140

Total Investments — 100.3% (Cost $192,943,151)		183,919,485
Liabilities in Excess of Other Assets — (0.3)%		(595,588)

Total Net Assets — 100.0%		$183,323,897

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.

CRM Funds
2